Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information
17.	SEGMENT INFORMATION

During the first quarter of 2011, we realigned our business segments to reflect our evolving business model. As a result, we reassessed and changed our operating and reportable segments in the first quarter of 2011 to reflect management's new view of the business and to align our external financial reporting with our new operating and internal financial reporting model. All respective amounts related to the segment change have been retrospectively adjusted throughout the financial statements as discussed in Note 2. Our new reportable segments and the basis for determining those segments are discussed below.

We currently manage our business with three reportable segments: Retail, Employer Group, and Health and Well-Being Services. In addition, we include businesses that are not individually reportable because they do not meet the quantitative thresholds required by generally accepted accounting principles in an Other Businesses category. These segments are based on a combination of the type of health plan customer and adjacent businesses centered on well-being solutions for our health plans and other customers, as described below. These segment groupings are consistent with information used by our Chief Executive Officer to assess performance and allocate resources.

The Retail segment consists of Medicare and commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health and financial protection products, marketed directly to individuals. The Employer Group segment consists of Medicare and commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health and financial protection products, as well as administrative services only products marketed to employer groups. The Health and Well-Being Services segment includes services offered to our health plan members as well as to third parties that promote health and wellness, including primary care, pharmacy, integrated wellness, and home care services. The Other Businesses category consists of our Military services, primarily our TRICARE South Region contract, Medicaid, and closed-block long-term care businesses as well as our contract with CMS to administer the LI-NET program.

Our Health and Well-Being Services intersegment revenues primarily relate to managing prescription drug coverage for members of our other segments through Humana Pharmacy Solutions®, or HPS, and includes the operations of RightSourceRx®, our mail order pharmacy business. These revenues consist of the prescription price (ingredient cost plus dispensing fee), including the portion to be settled with the member (co-share) or with the government (subsidies), plus any associated administrative fees. Service revenues related to the distribution of prescriptions by third party retail pharmacies in our networks are recognized when the claim is processed and product revenues from dispensing prescriptions from our mail order pharmacies are recorded when the prescription or product is shipped. Our pharmacy operations, which are responsible for designing pharmacy benefits, including defining member co-share responsibilities, determining formulary listings, selecting and establishing prices charged by retail pharmacies, confirming member eligibility, reviewing drug utilization, and processing claims, act as a principal in the arrangement on behalf of members in our other segments. As principal, our Health and Well-Being Services segment reports revenues on a gross basis including co-share amounts from members collected by third party retail pharmacies at the point of service.

We present our consolidated results of operations from the perspective of the health plans. As a result, the cost of providing benefits to our members, whether provided via a third party provider or internally through a stand-alone subsidiary, is classified as benefits expense and excludes the portion of the cost for which the health plans do not bear responsibility, including member co-share amounts and government subsidies of $3.5 billion, $3.5 billion, and $4.6 billion for years ended December 31, 2010, 2009, and 2008, respectively.

Other than those described previously, the accounting policies of each segment are the same and are described in Note 2. Transactions between reportable segments consist of sales of services rendered by our Health and Well-Being Services segment, primarily pharmacy and behavioral health services, to our Retail and Employer Group customers. Intersegment sales and expenses are recorded at fair value and eliminated in consolidation. Members served by our segments often utilize the same provider networks, enabling us in some instances to obtain more favorable contract terms with providers. Our segments also share indirect costs and assets. As a result, the profitability of each segment is interdependent. We do not report total assets by segment since this is not a metric used to assess performance and allocate resources. We allocate most operating expenses to our segments. Certain corporate income and expenses are not allocated to the segments, including investment income not supporting segment operations, interest expense on corporate debt, and certain other corporate expenses. These items are managed at a corporate level. These corporate amounts are reported separately from our reportable segments and included with intersegment eliminations in the tables presenting segment results below.

Our segment results were as follows for the years ended December 31, 2010, 2009, and 2008:

	Retail	Employer Group	Health and Well-Being Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in thousands)
2010
Revenues - external customers
Premiums:
Medicare Advantage	$16,265,839	$3,020,282	$0	$0	$0	$19,286,121
Medicare stand-alone PDP	1,960,063	4,598	0	355,399	0	2,320,060

Total Medicare	18,225,902	3,024,880	0	355,399	0	21,606,181

Fully-insured	745,329	5,168,713	0	0	0	5,914,042
Specialty	81,481	885,310	0	0	0	966,791
Military services	0	0	0	3,462,544	0	3,462,544
Medicaid and other	0	0	0	762,765	0	762,765

Total premiums	19,052,712	9,078,903	0	4,580,708	0	32,712,323

Services revenue:
Provider	0	0	34,104	0	0	34,104
ASO and other	11,105	394,950	0	115,021	0	521,076

Total services revenue	11,105	394,950	34,104	115,021	0	555,180

Total revenues - external customers	19,063,817	9,473,853	34,104	4,695,729	0	33,267,503

Intersegment revenues
Services	0	13,137	7,493,941	0	(7,507,078)	0
Products	0	0	1,291,572	0	(1,291,572)	0

Total intersegment revenues	0	13,137	8,785,513	0	(8,798,650)	0

Investment income	80,525	42,205	0	42,581	164,021	329,332

Total revenues	19,144,342	9,529,195	8,819,617	4,738,310	(8,634,629)	33,596,835

Operating expenses:
Benefits	15,625,243	7,485,497	0	4,252,333	(246,004)	27,117,069
Operating costs	2,113,011	1,662,166	8,575,077	475,463	(8,445,398)	4,380,319
Depreciation and amortization	117,219	93,478	25,622	11,865	(3,359)	244,825

Total operating expenses	17,855,473	9,241,141	8,600,699	4,739,661	(8,694,761)	31,742,213

Income from operations	1,288,869	288,054	218,918	(1,351)	60,132	1,854,622
Interest expense	0	0	0	0	105,060	105,060

Income (loss) before income taxes	$1,288,869	$288,054	$218,918	$(1,351)	$(44,928)	$1,749,562

Premium and services revenues derived from our contracts with the federal government, as a percentage of our total premium and services revenues, were approximately 76% for 2010, 73% for 2009 and 72% for 2008.

Retail segment benefit expenses for 2010 include $198.4 million related to prior year favorable reserve releases not in the ordinary course of business as discussed more fully in Note 9. Retail segment operating costs for 2010 include $147.5 million for the write-down of deferred acquisition costs associated with our individual major medical policies as discussed more fully in Note 18.

Employer Group segment benefit expenses for 2010 include $32.8 million related to prior year favorable reserve releases not in the ordinary course of business as discussed more fully in Note 9.

Benefit expenses for Other Businesses for 2010 include $138.9 million for reserve strengthening associated with our closed block of long-term care policies as discussed more fully in Note 18.

	Retail	Employer Group	Health and Well-Being Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in thousands)
2009
Revenues - external customers
Premiums:

Medicare Advantage	$15,333,225	$1,080,076	$0	$0	$0	$16,413,301
Medicare stand-alone PDP	2,322,432	4,986	0	0	0	2,327,418

Total Medicare	17,655,657	1,085,062	0	0	0	18,740,719

Fully-insured	638,044	5,547,114	0	0	0	6,185,158
Specialty	54,837	834,413	0	0	0	889,250
Military services	0	0	0	3,426,739	0	3,426,739
Medicaid and other	0	0	0	684,885	0	684,885

Total premiums	18,348,538	7,466,589	0	4,111,624	0	29,926,751

Services revenue:
Provider	0	0	16,412	0	0	16,412
ASO and other	10,049	369,684	0	123,362	0	503,095

Total services revenue	10,049	369,684	16,412	123,362	0	519,507

Total revenues - external customers	18,358,587	7,836,273	16,412	4,234,986	0	30,446,258

Intersegment revenues
Services	0	13,814	8,002,820	0	(8,016,634)	0
Products	0	0	949,095	0	(949,095)	0

Total intersegment revenues	0	13,814	8,951,915	0	(8,965,729)	0

Investment income	88,013	47,573	0	23,361	137,370	296,317

Total revenues	18,446,600	7,897,660	8,968,327	4,258,347	(8,828,359)	30,742,575

Operating expenses:
Benefits	14,987,915	6,289,033	0	3,704,460	(197,832)	24,783,576
Operating costs	1,984,817	1,533,069	8,767,686	431,051	(8,702,639)	4,013,984
Depreciation and amortization	115,102	88,861	18,111	25,001	(9,663)	237,412

Total operating expenses	17,087,834	7,910,963	8,785,797	4,160,512	(8,910,134)	29,034,972

Income from operations	1,358,766	(13,303)	182,530	97,835	81,775	1,707,603
Interest expense	0	0	0	0	105,843	105,843

Income (loss) before income taxes	$1,358,766	$(13,303)	$182,530	$97,835	$(24,068)	$1,601,760

	Retail	Employer Group	Health and Well-Being Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in thousands)
2008
Revenues - external customers
Premiums:

Medicare Advantage	$12,987,639	$790,360	$0	$0	$0	$13,777,999
Medicare stand-alone PDP	3,375,636	4,764	0	0	0	3,380,400

Total Medicare	16,363,275	795,124	0	0	0	17,158,399

Fully-insured	519,077	5,650,326	0	0	0	6,169,403
Specialty	66,338	819,249	0	0	0	885,587
Military services	0	0	0	3,218,270	0	3,218,270
Medicaid and other	0	0	0	633,185	0	633,185

Total premiums	16,948,690	7,264,699	0	3,851,455	0	28,064,844

Services revenue:
Provider	0	0	14,845	0	0	14,845
ASO and other	10,965	352,769	0	89,660	0	453,394

Total services revenue	10,965	352,769	14,845	89,660	0	468,239

Total revenues - external customers	16,959,655	7,617,468	14,845	3,941,115	0	28,533,083

Intersegment revenues
Services	0	12,706	10,505,782	0	(10,518,488)	0
Products	0	0	836,828	0	(836,828)	0

Total intersegment revenues	0	12,706	11,342,610	0	(11,355,316)	0

Investment income	60,399	36,515	0	7,316	115,985	220,215

Total revenues	17,020,054	7,666,689	11,357,455	3,948,431	(11,239,331)	28,753,298

Operating expenses:
Benefits	14,398,572	6,057,804	0	3,438,619	(164,889)	23,730,106
Operating costs	1,848,651	1,433,365	11,187,070	420,459	(11,149,890)	3,739,655
Depreciation and amortization	101,663	78,872	14,343	23,773	(8,251)	210,400

Total operating expenses	16,348,886	7,570,041	11,201,413	3,882,851	(11,323,030)	27,680,161

Income from operations	671,168	96,648	156,042	65,580	83,699	1,073,137
Interest expense	0	0	0	0	80,289	80,289

Income before income taxes	$671,168	$96,648	$156,042	$65,580	$3,410	$992,848